Goodwill and Other Intangibles, Net - Summary of Estimated Future Amortization Expense Related to Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of fiscal 2021	$ 1,520
2021 and 2022	1,936	$ 1,892
2022 and 2023	1,703	1,936
2023 and 2024	1,065	1,703
2024 and 2025	968	1,065
2025		968
Thereafter		2,122
Thereafter	2,122
Net Carrying Amount, Finite Life	$ 9,314	$ 9,686